Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Ordinary Shares subject to possible redemption
Income from investments held in Trust Account		$ 65,492
Less: Company’s portion available to be withdrawn to pay taxes
Net income attributable		65,492
Numerator: Net Loss minus Net Earnings attributable to redeemable shares
Net loss	$ (9,039)	(2,934,408)	(9,039)
Less: Income attributable to Class A ordinary shares subject to possible redemption		(65,492)
Non-redeemable net loss		$ (2,999,900)	$ (9,039)
Denominator: weighted average Non-redeemable ordinary shares
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	8,625,000	8,387,147
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ 0.00	$ (0.36)
Redeemable Shares [Member]
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding of shares subject to redemption, basic and diluted (in Shares)		28,635,732
Basic and diluted net income per share, shares subject to redemption (in Dollars per share)
Nonredeemable Shares [Member]
Denominator: weighted average Non-redeemable ordinary shares
Weighted average ordinary shares outstanding, basic and diluted (in Shares)		8,387,147	8,625,000
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)		$ (0.36)	$ 0.00